Cash Flow Information	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Cash Flow Information

24 Cash Flow Information

(a)	Reconciliation of result for the year to cash flows from operating activities

Reconciliation of net income to net cash provided by operating activities:

Reconciliation of net income to net cash provided by operating activities:

(Loss) Profit for the year	(1,462,610)	(21,230,681)	1,844,970
Non-cash flows in profit:
– gain on forgiveness of payables	-	(670,782)	-
– depreciation	447,505	498,566	571,899
– amortization of debt discount	272,209	-	-
– Recapitalization expense	-	16,301,915	-
– interest	991,614	-	-
– change in fair value of warrants	(42,872)	(141,874)	-
– exchange rate effect	(1,388)	-	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(1,413,688)	(32,848)	(884,401)
– (increase)/decrease in prepayment of seed purchase/other prepayments	371,816	3,672,697	(2,593,941)
– (increase)/decrease in other assets	(739,305)	351,485	(1,174,503)
– (increase)/decrease in inventories	304,509	(5,181,691)	112,917
–increase/(decrease) in trade and other payables (1)	2,288,946	3,742,915	2,778,396
– increase/(decrease) in provisions	(50,225)	505,368	34,459
Cash flows from operations provided by/(used in)	966,511	(2,184,930)	689,796

(1)	Included in this balance is a non-cash amount related to recapitalization costs of $5,163,951 for FY 2024

Non-cash investing and financing activities were as follows:

	2025	2024	2023
Acquisition of ROU assets and lease liabilities		-	275,953
Purchases of property, plant and equipment in trade payables		877,967	64,011
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC		5,938,467	-
Promissory note – related party assumed upon closing of the merger with EDOC		1,216,928	-
Conversion of related party loan to equity	4,998,512
Conversion of convertible note to equity	230,236